CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
REVENUES:
Total vessel revenues		$ 9,905,602	$ 6,768,672	$ 15,611,872
EXPENSES:
Voyage expenses (including $195,890, $125,409 and $305,463 to related party for the years ended December 31, 2023, 2024 and 2025, respectively)		(1,212,013)	(315,055)	(198,730)
Vessel operating expenses		(3,397,205)	(2,310,287)	(5,164,248)
Management fees to related parties		(638,551)	(386,162)	(688,547)
Depreciation and amortization		(2,126,451)	(1,168,558)	(1,490,577)
General and administrative expenses (including $279,855, $162,156 and $632,666 to related party for the year ended December 31, 2023, 2024 and 2025, respectively)		(1,810,195)	(1,522,516)	(807,607)
Gain on sale of vessel (including $179,900, $0 and $0 sale commissions to related party for the years ended December 31, 2023, 2024, and 2025, respectively)		0	0	8,226,258
Total expenses		(9,184,415)	(5,702,578)	(123,451)
Operating income		721,187	1,066,094	15,488,421
OTHER (EXPENSES)/INCOME:
Finance costs		(33,126)	(13,063)	(16,352)
Interest income		426,670	0	10,396
Change in fair value of crypto assets-Bitcoin		(1,148,600)	0	0
Foreign exchange losses		(11,273)	(1,628)	(9,930)
Total other expenses, net		(766,329)	(14,691)	(15,886)
Net income/(loss) before taxes		(45,142)	1,051,403	15,472,535
Income taxes		0	0	(47,070)
Net income/(loss) and comprehensive income/(loss)	[1]	(45,142)	1,051,403	15,425,465
Dividend on Series A Preferred Shares		(358,333)	0	0
Net income/(loss) attributable to common shareholders		$ (403,475)	$ 1,051,403	$ 15,425,465
Earnings/(Loss) per common share, basic (in dollars per share)		$ (0.3)	$ 2.2	$ 32.3
Earnings/(Loss) per common share, diluted (in dollars per share)		$ (0.3)	$ 0.2	$ 3.1
Weighted average number of common shares, basic (in shares)		1,492,097	477,345	477,345
Weighted average number of common shares, diluted (in shares)		1,492,097	5,010,294	5,010,294
Pool [Member]
REVENUES:
Vessel revenues		$ 7,507,528	$ 6,768,672	$ 15,611,872
Time Charter [Member]
REVENUES:
Vessel revenues		$ 2,398,074	$ 0	$ 0

[1]	For the year ended December 31, 2023, “Gain on sale of vessel” amounting to $8,226,258 is included in the accompanying consolidated statements of comprehensive income/(loss).